Restatement of Previously Issued Financial Statements (Details 2) (USD $)	12 Months Ended
Jul. 31, 2012
Operating activities:
Net income attributable to ordinary shares not subject to redemption	$ 3,815,498
Change in fair value of warrant liability	(3,996,667)
Supplemental disclosure of non-cash financing activities:
Adjustment for warrant liability in connection with Public Offering	5,450,000
As Previously Reported [Member]
Operating activities:
Net income attributable to ordinary shares not subject to redemption	(181,169)
Change in fair value of warrant liability
Supplemental disclosure of non-cash financing activities:
Adjustment for warrant liability in connection with Public Offering
Effect of Restatement [Member]
Operating activities:
Net income attributable to ordinary shares not subject to redemption	3,996,667
Change in fair value of warrant liability	3,996,667
Supplemental disclosure of non-cash financing activities:
Adjustment for warrant liability in connection with Public Offering	$ 5,450,000